Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of accounts receivable

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	616,453	627,654	89,753
Allowance for credit losses	(142,834)	(159,596)	(22,822)
Accounts receivable, net	473,619	468,058	66,931

Schedule of movement in the allowance for credit losses

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB	USD
Balance as of January 1	132,881	142,834	20,425
Addition	8,915	18,501	2,646
Foreign Exchange effect	1,038	(1,739)	(249)
Balance as of December 31	142,834	159,596	22,822